INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of Comprehensive Income [Abstract]
Net loss	$ (3,808)	$ (2,882)
Other comprehensive loss:
Change in foreign currency translation adjustment	444	271
Cash flow hedges:
Change in net unrealized losses	(3,655)	(800)
Amounts reclassified into net loss	293	(1,000)
Net change	(3,362)	(1,800)
Other comprehensive loss, net	(2,918)	(1,529)
Total of comprehensive loss	$ (6,726)	$ (4,411)